Schedule of Investments(a)
July 31, 2021
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–36.66%
Advertising–0.13%
Interpublic Group of Cos., Inc. (The), 3.75%, 10/01/2021	$2,554,000	$2,568,306
Aerospace & Defense–0.41%
BAE Systems Holdings, Inc. (United Kingdom), 3.85%, 12/15/2025(b)	1,839,000	2,037,875
Boeing Co. (The), 2.20%, 02/04/2026	3,254,000	3,284,171
L3Harris Technologies, Inc., 3.85%, 06/15/2023	2,451,000	2,601,748
		7,923,794
Agricultural & Farm Machinery–0.30%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	5,763,000	5,918,564
Airlines–0.64%
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	1,455,000	1,484,100
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	2,371,293	2,550,500
4.75%, 10/20/2028(b)	3,979,889	4,451,762
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	3,566,142	3,974,460
Series 2019-2, Class AA, 2.70%, 05/01/2032	27,872	28,240
		12,489,062
Apparel Retail–0.16%
Ross Stores, Inc., 3.38%, 09/15/2024	2,954,000	3,154,579
Application Software–0.39%
salesforce.com, inc.,
2.90%, 07/15/2051	4,571,000	4,702,003
3.05%, 07/15/2061	2,776,000	2,899,625
		7,601,628
Asset Management & Custody Banks–0.23%
CI Financial Corp. (Canada), 3.20%, 12/17/2030	2,637,000	2,744,294
Owl Rock Capital Corp., 2.63%, 01/15/2027	1,673,000	1,694,512
		4,438,806
Automobile Manufacturers–1.01%
Daimler Finance North America LLC (Germany), 2.55%, 08/15/2022(b)	2,502,000	2,557,217
General Motors Financial Co., Inc.,
4.20%, 11/06/2021	2,561,000	2,586,783
4.15%, 06/19/2023	2,287,000	2,433,326
Principal Amount		Value
Automobile Manufacturers–(continued)
Hyundai Capital America,
5.75%, 04/06/2023(b)	$2,558,000	$2,768,257
4.13%, 06/08/2023(b)	2,444,000	2,588,307
2.00%, 06/15/2028(b)	3,152,000	3,158,111
Nissan Motor Acceptance Corp., 3.65%, 09/21/2021(b)	3,545,000	3,559,293
		19,651,294
Automotive Retail–0.24%
Advance Auto Parts, Inc., 1.75%, 10/01/2027	4,561,000	4,593,460
Biotechnology–0.16%
AbbVie, Inc., 3.85%, 06/15/2024	2,918,000	3,162,544
Brewers–0.13%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 01/15/2039	1,445,000	2,452,650
Building Products–0.09%
Masco Corp., 1.50%, 02/15/2028	1,709,000	1,695,047
Cable & Satellite–1.21%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
1.78% (3 mo. USD LIBOR + 1.65%), 02/01/2024(c)	2,708,000	2,783,304
3.50%, 06/01/2041	2,125,000	2,172,670
3.90%, 06/01/2052	2,714,000	2,817,119
3.85%, 04/01/2061	2,866,000	2,868,431
4.40%, 12/01/2061	1,305,000	1,436,017
Comcast Corp.,
2.45%, 08/15/2052	1,688,000	1,574,366
2.65%, 08/15/2062	2,082,000	1,979,969
Cox Communications, Inc.,
2.60%, 06/15/2031(b)	2,118,000	2,185,859
3.60%, 06/15/2051(b)	5,425,000	5,804,396
		23,622,131
Computer & Electronics Retail–0.29%
Dell International LLC/EMC Corp., 5.30%, 10/01/2029	2,460,000	3,017,134
Leidos, Inc., 2.30%, 02/15/2031	2,613,000	2,598,838
		5,615,972
Distillers & Vintners–0.11%
Pernod Ricard S.A. (France), 4.25%, 07/15/2022(b)	2,168,000	2,248,016

See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Diversified Banks–4.16%
Bank of America Corp.,
3.82%, 01/20/2028(d)	$1,567,000	$1,753,371
2.59%, 04/29/2031(d)	1,579,000	1,638,248
2.69%, 04/22/2032(d)	4,622,000	4,827,235
2.30%, 07/21/2032(d)	2,248,000	2,273,454
2.97%, 07/21/2052(d)	3,650,000	3,693,112
BBVA USA, 2.50%, 08/27/2024	1,980,000	2,094,450
Citigroup, Inc.,
3.88%(d)(e)	5,479,000	5,621,454
3.11%, 04/08/2026(d)	2,180,000	2,335,981
4.41%, 03/31/2031(d)	1,837,000	2,160,744
2.56%, 05/01/2032(d)	2,968,000	3,072,449
Commonwealth Bank of Australia (Australia),
2.69%, 03/11/2031(b)	1,802,000	1,832,476
3.31%, 03/11/2041(b)	1,402,000	1,477,379
Credit Agricole S.A. (France), 7.88%(b)(d)(e)	1,622,000	1,832,876
HSBC Holdings PLC (United Kingdom),
4.60%(d)(e)	1,707,000	1,757,357
6.25%(d)(e)	2,375,000	2,496,719
2.80%, 05/24/2032(d)	1,526,000	1,584,381
ING Groep N.V. (Netherlands),
6.88%(b)(d)(e)	1,327,000	1,376,303
1.06% (SOFR + 1.01%), 04/01/2027(c)	4,965,000	5,014,441
JPMorgan Chase & Co.,
3.80%, 07/23/2024(d)	2,750,000	2,926,346
2.08%, 04/22/2026(d)	2,837,000	2,944,823
2.58%, 04/22/2032(d)	2,893,000	3,012,132
3.11%, 04/22/2041(d)	1,766,000	1,878,307
Mizuho Financial Group, Inc. (Japan), 2.17%, 05/22/2032(d)	3,418,000	3,438,542
National Australia Bank Ltd. (Australia), 2.99%, 05/21/2031(b)	1,826,000	1,881,629
Standard Chartered PLC (United Kingdom), 2.68%, 06/29/2032(b)(d)	2,931,000	2,976,391
Sumitomo Mitsui Financial Group, Inc. (Japan),
1.47%, 07/08/2025	1,361,000	1,383,779
2.14%, 09/23/2030	3,863,000	3,805,948
Truist Bank, 2.64%, 09/17/2029(d)	3,121,000	3,275,264
U.S. Bancorp, 1.38%, 07/22/2030	1,866,000	1,820,355
Wells Fargo & Co.,
4.75%, 12/07/2046	1,244,000	1,600,941
Series BB, 3.90%(d)(e)	3,101,000	3,221,210
		81,008,097
Diversified Capital Markets–0.50%
Credit Suisse AG (Switzerland), 3.63%, 09/09/2024	1,315,000	1,430,153
Credit Suisse Group AG (Switzerland),
4.55%, 04/17/2026	1,392,000	1,582,586
4.19%, 04/01/2031(b)(d)	1,615,000	1,843,329
3.09%, 05/14/2032(b)(d)	1,255,000	1,312,854
Principal Amount		Value
Diversified Capital Markets–(continued)
UBS Group AG (Switzerland),
4.38%(b)(d)(e)	$2,124,000	$2,193,030
4.13%, 04/15/2026(b)	1,214,000	1,369,037
		9,730,989
Diversified Chemicals–0.17%
Dow Chemical Co. (The), 3.63%, 05/15/2026	1,680,000	1,869,749
Eastman Chemical Co., 3.50%, 12/01/2021	1,407,000	1,421,921
		3,291,670
Diversified REITs–0.16%
Brixmor Operating Partnership L.P.,
4.13%, 05/15/2029	1,263,000	1,443,252
4.05%, 07/01/2030	1,424,000	1,623,503
		3,066,755
Drug Retail–0.25%
CK Hutchison International 21 Ltd. (United Kingdom), 1.50%, 04/15/2026(b)	4,823,000	4,887,084
Electric Utilities–1.02%
AEP Texas, Inc., 3.95%, 06/01/2028(b)	2,489,000	2,837,844
EDP Finance B.V. (Portugal), 3.63%, 07/15/2024(b)	1,773,000	1,911,269
Enel Finance International N.V. (Italy),
1.38%, 07/12/2026(b)	1,837,000	1,849,616
1.88%, 07/12/2028(b)	2,076,000	2,102,360
2.25%, 07/12/2031(b)	1,858,000	1,887,732
2.88%, 07/12/2041(b)	2,714,000	2,731,175
NextEra Energy Capital Holdings, Inc., 0.58%(SOFR + 0.54%), 03/01/2023(c)	2,104,000	2,114,576
PacifiCorp, 2.90%, 06/15/2052	2,694,000	2,754,689
Southern Co. (The), Series 2021-A, 3.75%, 09/15/2051(d)	1,698,000	1,732,384
		19,921,645
Electronic Equipment & Instruments–0.22%
Vontier Corp.,
2.40%, 04/01/2028(b)	2,287,000	2,301,202
2.95%, 04/01/2031(b)	1,947,000	1,982,728
		4,283,930
Electronic Manufacturing Services–0.12%
Jabil, Inc., 3.00%, 01/15/2031	2,185,000	2,263,249
Financial Exchanges & Data–0.09%
Intercontinental Exchange, Inc., 3.00%, 09/15/2060	1,840,000	1,841,186
Food Retail–0.37%
Alimentation Couche-Tard, Inc. (Canada),
3.44%, 05/13/2041(b)	3,627,000	3,850,854
3.63%, 05/13/2051(b)	3,097,000	3,359,847
		7,210,701
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Health Care REITs–0.27%
Healthcare Trust of America Holdings L.P., 3.50%, 08/01/2026	$1,830,000	$2,023,386
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	3,083,000	3,157,033
		5,180,419
Health Care Services–0.55%
Cigna Corp., 4.13%, 11/15/2025	1,839,000	2,070,674
CVS Health Corp., 1.30%, 08/21/2027	1,866,000	1,855,013
Fresenius Medical Care US Finance II, Inc. (Germany), 5.88%, 01/31/2022(b)	2,468,000	2,532,311
Fresenius Medical Care US Finance III, Inc. (Germany), 1.88%, 12/01/2026(b)	2,073,000	2,102,178
Mayo Clinic, Series 2021, 3.20%, 11/15/2061	1,964,000	2,210,621
		10,770,797
Home Improvement Retail–0.21%
Lowe’s Cos., Inc.,
2.63%, 04/01/2031	2,506,000	2,638,331
3.50%, 04/01/2051	1,412,000	1,555,454
		4,193,785
Homebuilding–0.12%
D.R. Horton, Inc., 4.75%, 02/15/2023	2,244,000	2,363,401
Hotels, Resorts & Cruise Lines–0.35%
Expedia Group, Inc.,
4.63%, 08/01/2027	1,511,000	1,725,441
2.95%, 03/15/2031	4,987,000	5,126,934
		6,852,375
Independent Power Producers & Energy Traders–0.16%
AES Corp. (The),
1.38%, 01/15/2026(b)	1,491,000	1,490,042
2.45%, 01/15/2031(b)	1,548,000	1,567,632
		3,057,674
Industrial Conglomerates–0.07%
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/2025	1,228,000	1,348,545
Industrial Machinery–0.14%
IDEX Corp., 2.63%, 06/15/2031	2,686,000	2,795,349
Insurance Brokers–0.16%
Arthur J. Gallagher & Co.,
2.50%, 05/20/2031	1,163,000	1,181,445
3.50%, 05/20/2051	1,737,000	1,902,553
		3,083,998
Integrated Oil & Gas–0.43%
BP Capital Markets America, Inc.,
3.06%, 06/17/2041	3,749,000	3,870,798
2.94%, 06/04/2051	2,903,000	2,852,987
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(b)	1,688,000	1,752,276
		8,476,061
Principal Amount		Value
Integrated Telecommunication Services–2.17%
AT&T, Inc.,
0.69% (SOFR + 0.64%), 03/25/2024(c)	$2,746,000	$2,752,620
4.30%, 02/15/2030	1,808,000	2,109,663
2.55%, 12/01/2033(b)	7,133,000	7,209,360
3.10%, 02/01/2043	2,239,000	2,241,360
3.50%, 09/15/2053(b)	3,436,000	3,558,866
3.80%, 12/01/2057(b)	1,299,000	1,388,671
3.50%, 02/01/2061	1,434,000	1,436,256
T-Mobile USA, Inc., 3.30%, 02/15/2051	2,676,000	2,732,397
Verizon Communications, Inc.,
0.85%, 11/20/2025	2,383,000	2,371,197
1.75%, 01/20/2031	1,654,000	1,607,921
2.55%, 03/21/2031	1,333,000	1,387,057
2.65%, 11/20/2040	1,318,000	1,292,163
3.40%, 03/22/2041	1,456,000	1,577,106
4.52%, 09/15/2048	1,263,000	1,600,075
5.01%, 04/15/2049	1,510,000	2,041,644
2.88%, 11/20/2050	1,823,000	1,780,161
3.55%, 03/22/2051	811,000	885,193
3.00%, 11/20/2060	2,146,000	2,084,623
3.70%, 03/22/2061	1,922,000	2,131,045
		42,187,378
Interactive Home Entertainment–0.15%
Electronic Arts, Inc., 1.85%, 02/15/2031	2,946,000	2,928,194
Internet & Direct Marketing Retail–1.01%
Amazon.com, Inc.,
1.00%, 05/12/2026	1,543,000	1,560,459
1.65%, 05/12/2028	1,439,000	1,470,560
2.10%, 05/12/2031	4,333,000	4,481,409
2.88%, 05/12/2041	4,995,000	5,267,195
3.10%, 05/12/2051	4,016,000	4,336,409
3.25%, 05/12/2061	2,260,000	2,483,800
		19,599,832
Internet Services & Infrastructure–0.09%
VeriSign, Inc., 2.70%, 06/15/2031	1,792,000	1,857,103
Investment Banking & Brokerage–2.95%
Brookfield Finance I (UK) PLC (Canada), 2.34%, 01/30/2032	2,878,000	2,912,688
Brookfield Finance, Inc. (Canada),
2.72%, 04/15/2031	2,077,000	2,185,352
3.50%, 03/30/2051	2,533,000	2,704,946
Goldman Sachs Group, Inc. (The),
0.62% (SOFR + 0.58%), 03/08/2024(c)	4,769,000	4,784,049
3.50%, 04/01/2025	1,915,000	2,080,287
3.50%, 11/16/2026	1,226,000	1,340,038
0.84% (SOFR + 0.79%), 12/09/2026(c)	9,703,000	9,711,077
1.09%, 12/09/2026(d)	1,954,000	1,942,750
0.86% (SOFR + 0.81%), 03/09/2027(c)	8,583,000	8,595,907
1.99%, 01/27/2032(d)	2,007,000	1,980,103
2.62%, 04/22/2032(d)	1,140,000	1,182,482
2.38%, 07/21/2032(d)	2,250,000	2,292,279
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Investment Banking & Brokerage–(continued)
3.21%, 04/22/2042(d)	$1,193,000	$1,265,205
2.91%, 07/21/2042(d)	1,785,000	1,810,075
Morgan Stanley,
5.00%, 11/24/2025	2,009,000	2,322,923
2.19%, 04/28/2026(d)	1,415,000	1,470,236
3.62%, 04/01/2031(d)	1,837,000	2,068,444
2.24%, 07/21/2032(d)	3,710,000	3,745,539
2.80%, 01/25/2052(d)	1,214,000	1,207,124
Nomura Holdings, Inc. (Japan), 2.61%, 07/14/2031	1,850,000	1,880,902
		57,482,406
Life & Health Insurance–2.18%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	1,906,000	2,180,458
Athene Global Funding,
1.20%, 10/13/2023(b)	2,790,000	2,826,822
1.45%, 01/08/2026(b)	1,396,000	1,410,321
2.95%, 11/12/2026(b)	3,606,000	3,886,203
Athene Holding Ltd.,
6.15%, 04/03/2030	2,023,000	2,598,836
3.95%, 05/25/2051	540,000	618,094
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(b)	10,423,000	10,638,026
MAG Mutual Holding Co., 4.75%, 04/30/2041	9,203,000	9,203,000
Manulife Financial Corp. (Canada), 4.06%, 02/24/2032(d)	1,486,000	1,634,319
Pacific LifeCorp, 3.35%, 09/15/2050(b)	1,795,000	1,961,099
Prudential Financial, Inc., 5.20%, 03/15/2044(d)	2,477,000	2,676,805
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(b)	2,656,000	2,834,440
		42,468,423
Life Sciences Tools & Services–0.07%
Illumina, Inc., 2.55%, 03/23/2031	1,257,000	1,302,669
Managed Health Care–0.28%
Kaiser Foundation Hospitals,
Series 2021, 2.81%, 06/01/2041	2,490,000	2,614,596
3.00%, 06/01/2051	2,595,000	2,754,782
		5,369,378
Multi-Utilities–0.32%
Ameren Corp., 2.50%, 09/15/2024	1,742,000	1,836,622
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	1,543,000	1,712,725
WEC Energy Group, Inc.,
1.38%, 10/15/2027	1,394,000	1,386,440
1.80%, 10/15/2030	1,266,000	1,240,574
		6,176,361
Principal Amount		Value
Office REITs–0.19%
Office Properties Income Trust,
4.50%, 02/01/2025	$2,828,000	$3,069,790
2.65%, 06/15/2026	587,000	604,340
		3,674,130
Oil & Gas Exploration & Production–0.35%
Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025	2,708,000	2,793,866
Lundin Energy Finance B.V. (Netherlands),
2.00%, 07/15/2026(b)	1,936,000	1,959,445
3.10%, 07/15/2031(b)	1,936,000	1,981,998
		6,735,309
Oil & Gas Storage & Transportation–0.84%
Energy Transfer L.P.,
4.25%, 03/15/2023	1,908,000	1,998,491
4.00%, 10/01/2027	1,500,000	1,675,792
Kinder Morgan, Inc., 7.75%, 01/15/2032	2,359,000	3,465,681
MPLX L.P.,
1.75%, 03/01/2026	1,690,000	1,718,536
4.25%, 12/01/2027	1,405,000	1,609,350
ONEOK, Inc., 6.35%, 01/15/2031	2,615,000	3,406,816
Williams Cos., Inc. (The), 3.70%, 01/15/2023	2,453,000	2,550,452
		16,425,118
Other Diversified Financial Services–1.51%
Avolon Holdings Funding Ltd. (Ireland),
2.13%, 02/21/2026(b)	1,825,000	1,835,453
2.75%, 02/21/2028(b)	2,014,000	2,034,714
Blackstone Holdings Finance Co. LLC,
1.60%, 03/30/2031(b)	2,555,000	2,482,792
2.80%, 09/30/2050(b)	1,180,000	1,191,120
Blackstone Secured Lending Fund,
2.75%, 09/16/2026	4,982,000	5,109,152
2.13%, 02/15/2027(b)	3,229,000	3,191,587
Blue Owl Finance LLC, 3.13%, 06/10/2031(b)	2,753,000	2,786,661
LSEGA Financing PLC (United Kingdom),
1.38%, 04/06/2026(b)	1,924,000	1,941,023
2.00%, 04/06/2028(b)	1,747,000	1,792,466
2.50%, 04/06/2031(b)	1,205,000	1,254,573
3.20%, 04/06/2041(b)	1,591,000	1,709,548
Pershing Square Holdings Ltd. (Guernsey), 3.25%, 11/15/2030(b)	3,900,000	4,034,082
		29,363,171
Packaged Foods & Meats–0.42%
Conagra Brands, Inc., 4.60%, 11/01/2025	2,381,000	2,710,155
Mondelez International Holdings Netherlands B.V., 2.00%, 10/28/2021(b)	3,285,000	3,293,967
Tyson Foods, Inc., 3.90%, 09/28/2023	1,986,000	2,128,505
		8,132,627
Paper Packaging–0.26%
Berry Global, Inc., 1.65%, 01/15/2027(b)	2,923,000	2,930,117
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Paper Packaging–(continued)
Packaging Corp. of America, 3.65%, 09/15/2024	$2,010,000	$2,176,746
		5,106,863
Pharmaceuticals–0.38%
Bayer US Finance II LLC (Germany), 3.88%, 12/15/2023(b)	2,340,000	2,504,490
Mylan, Inc., 3.13%, 01/15/2023(b)	2,413,000	2,499,995
Royalty Pharma PLC,
2.15%, 09/02/2031	1,221,000	1,204,147
3.35%, 09/02/2051	1,220,000	1,196,349
		7,404,981
Precious Metals & Minerals–0.06%
Anglo American Capital PLC (South Africa), 3.63%, 09/11/2024(b)	1,168,000	1,264,321
Property & Casualty Insurance–0.50%
CNA Financial Corp., 3.45%, 08/15/2027	1,684,000	1,868,355
Fidelity National Financial, Inc.,
3.40%, 06/15/2030	1,312,000	1,436,473
2.45%, 03/15/2031	1,870,000	1,889,176
First American Financial Corp., 2.40%, 08/15/2031	2,349,000	2,328,801
W.R. Berkley Corp., 3.55%, 03/30/2052	2,104,000	2,291,698
		9,814,503
Railroads–0.11%
Union Pacific Corp., 2.15%, 02/05/2027	1,979,000	2,070,554
Real Estate Development–0.09%
Essential Properties L.P., 2.95%, 07/15/2031	1,813,000	1,839,261
Regional Banks–1.68%
Citizens Financial Group, Inc.,
2.50%, 02/06/2030	1,912,000	1,987,243
2.64%, 09/30/2032	7,771,000	7,887,370
Fifth Third Bank N.A., 3.85%, 03/15/2026	1,183,000	1,322,618
Huntington Bancshares, Inc., 4.00%, 05/15/2025	2,437,000	2,716,120
KeyBank N.A., 3.40%, 05/20/2026	1,554,000	1,710,250
KeyCorp, 2.25%, 04/06/2027	2,780,000	2,910,024
PNC Financial Services Group, Inc. (The), 3.15%, 05/19/2027	1,734,000	1,913,489
SVB Financial Group,
4.10%(d)(e)	2,512,000	2,572,602
2.10%, 05/15/2028	1,652,000	1,697,576
1.80%, 02/02/2031	2,553,000	2,486,011
Series C, 4.00%(d)(e)	5,338,000	5,558,192
		32,761,495
Reinsurance–0.18%
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	1,799,000	1,848,014
Global Atlantic Fin Co., 3.13%, 06/15/2031(b)	1,552,000	1,586,584
		3,434,598
Principal Amount		Value
Residential REITs–0.51%
American Homes 4 Rent L.P.,
2.38%, 07/15/2031	$609,000	$618,103
3.38%, 07/15/2051	600,000	622,482
Spirit Realty L.P., 3.20%, 01/15/2027	1,614,000	1,738,531
VEREIT Operating Partnership L.P.,
2.20%, 06/15/2028	2,414,000	2,494,329
2.85%, 12/15/2032	4,105,000	4,410,913
		9,884,358
Retail REITs–1.07%
Agree L.P.,
2.00%, 06/15/2028	1,250,000	1,260,802
2.60%, 06/15/2033	1,638,000	1,665,110
Kimco Realty Corp.,
1.90%, 03/01/2028	2,096,000	2,118,521
2.70%, 10/01/2030	1,217,000	1,273,310
Kite Realty Group L.P., 4.00%, 10/01/2026	3,425,000	3,723,158
National Retail Properties, Inc., 3.50%, 04/15/2051	2,100,000	2,273,806
Realty Income Corp., 3.25%, 01/15/2031	1,615,000	1,793,713
Regency Centers L.P., 2.95%, 09/15/2029	1,890,000	2,032,733
Retail Properties of America, Inc., 4.75%, 09/15/2030	1,216,000	1,375,141
Scentre Group Trust 2 (Australia), 4.75%, 09/24/2080(b)(d)	3,138,000	3,354,661
		20,870,955
Semiconductors–1.38%
Broadcom, Inc.,
4.15%, 11/15/2030	1,843,000	2,091,913
2.45%, 02/15/2031(b)	1,358,000	1,354,388
3.42%, 04/15/2033(b)	3,757,000	4,013,614
3.47%, 04/15/2034(b)	6,338,000	6,756,094
Marvell Technology, Inc., 2.95%, 04/15/2031(b)	4,015,000	4,199,352
NXP B.V./NXP Funding LLC/NXP USA, Inc. (China), 3.88%, 06/18/2026(b)	1,714,000	1,918,819
QUALCOMM, Inc.,
2.15%, 05/20/2030	2,323,000	2,406,797
3.25%, 05/20/2050	2,254,000	2,475,868
Skyworks Solutions, Inc.,
1.80%, 06/01/2026	539,000	549,144
3.00%, 06/01/2031	1,094,000	1,148,619
		26,914,608
Specialized REITs–0.57%
American Tower Corp.,
3.00%, 06/15/2023	2,012,000	2,106,140
4.00%, 06/01/2025	1,262,000	1,390,482
2.70%, 04/15/2031	3,953,000	4,151,618
Crown Castle International Corp., 2.50%, 07/15/2031	3,436,000	3,525,143
		11,173,383
Systems Software–0.20%
Oracle Corp., 3.85%, 04/01/2060	1,996,000	2,145,180
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Systems Software–(continued)
VMware, Inc., 2.20%, 08/15/2031	$1,689,000	$1,688,445
		3,833,625
Technology Hardware, Storage & Peripherals–0.68%
Apple, Inc.,
4.38%, 05/13/2045	1,345,000	1,726,216
2.55%, 08/20/2060	6,096,000	5,770,254
2.80%, 02/08/2061	5,833,000	5,807,064
		13,303,534
Tobacco–0.63%
Altria Group, Inc.,
2.45%, 02/04/2032	2,343,000	2,308,992
3.70%, 02/04/2051	2,780,000	2,723,602
4.00%, 02/04/2061	2,801,000	2,771,089
Imperial Brands Finance PLC (United Kingdom), 3.75%, 07/21/2022(b)	2,553,000	2,616,730
Philip Morris International, Inc., 0.88%, 05/01/2026	1,777,000	1,765,359
		12,185,772
Trucking–0.60%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
4.00%, 07/15/2025(b)	1,148,000	1,272,545
3.40%, 11/15/2026(b)	2,103,000	2,309,626
Triton Container International Ltd. (Bermuda),
2.05%, 04/15/2026(b)	3,970,000	4,031,963
3.15%, 06/15/2031(b)	3,967,000	4,057,859
		11,671,993
Wireless Telecommunication Services–0.21%
NBN Co. Ltd. (Australia), 2.63%, 05/05/2031(b)	3,949,000	4,106,690
Total U.S. Dollar Denominated Bonds & Notes (Cost $684,709,334)		714,107,156

Asset-Backed Securities–19.68%
Alternative Loan Trust,
Series 2005-21CB, Class A7, 5.50%, 06/25/2035	733,658	709,291
Series 2005-29CB, Class A4, 5.00%, 07/25/2035	314,992	246,369
American Credit Acceptance Receivables Trust,
Series 2017-4, Class D, 3.57%, 01/10/2024(b)	1,098,756	1,102,316
Series 2018-3, Class D, 4.14%, 10/15/2024(b)	288,836	291,901
Series 2018-4, Class C, 3.97%, 01/13/2025(b)	223,199	223,491
Series 2019-3, Class C, 2.76%, 09/12/2025(b)	2,317,159	2,338,812
Principal Amount		Value

AmeriCredit Automobile Receivables Trust,
Series 2017-2, Class D, 3.42%, 04/18/2023	$3,735,000	$3,779,719
Series 2017-3, Class D, 3.18%, 07/18/2023	4,000,000	4,072,422
Series 2017-4, Class D, 3.08%, 12/18/2023	2,885,000	2,945,134
Series 2018-3, Class C, 3.74%, 10/18/2024	4,225,000	4,364,943
Series 2019-2, Class C, 2.74%, 04/18/2025	1,645,000	1,695,653
Series 2019-2, Class D, 2.99%, 06/18/2025	4,570,000	4,751,763
Series 2019-3, Class D, 2.58%, 09/18/2025	2,285,000	2,372,870
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(f)	1,459,710	1,467,832
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(f)	4,283,210	4,325,834
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(f)	1,970,000	1,975,172
Bain Capital Credit CLO Ltd., Series 2017-2A, Class AR2, 1.32% (3 mo. USD LIBOR + 1.18%), 07/25/2034(b)(c)	7,338,000	7,338,349
Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	242,272	240,930
Series 2007-C, Class 1A4, 3.08%, 05/20/2036(f)	94,522	95,166
Banc of America Mortgage Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037	285,815	293,914
Bank, Series 2019-BNK16, Class XA, IO, 0.96%, 02/15/2052(g)	24,393,966	1,433,197
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(c)	217,834	222,330
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(c)	548,429	557,017
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.51%, 01/15/2051(g)	34,999,732	941,507
Capital Auto Receivables Asset Trust,
Series 2017-1, Class D, 3.15%, 02/20/2025(b)	560,000	560,805
Series 2018-2, Class C, 3.69%, 12/20/2023(b)	677,471	678,753
Capital Lease Funding Securitization L.P., Series 1997-CTL1, Class IO, 1.51%, 06/22/2024(b)(g)	14,653	95
CarMax Auto Owner Trust, Series 2017-4, Class D, 3.30%, 05/15/2024	1,435,000	1,446,893
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value

CCG Receivables Trust,
Series 2018-1, Class B, 3.09%, 06/16/2025(b)	$723,814	$724,566
Series 2018-2, Class C, 3.87%, 12/15/2025(b)	980,000	996,196
Series 2019-2, Class B, 2.55%, 03/15/2027(b)	1,845,000	1,897,282
Series 2019-2, Class C, 2.89%, 03/15/2027(b)	900,000	923,010
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.92%, 11/13/2050(g)	11,130,168	418,445
Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(f)	253,041	258,792
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 3.07%, 01/25/2036(f)	523,083	504,307
CIFC Funding Ltd., Series 2014-5A, Class A1R2, 1.33% (3 mo. USD LIBOR + 1.20%), 10/17/2031(b)(c)	1,497,000	1,498,950
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, IO, 1.02%, 11/10/2046(g)	12,441,536	237,888
Series 2014-GC21, Class AA, 3.48%, 05/10/2047	836,337	871,194
Series 2017-C4, Class XA, IO, 1.08%, 10/12/2050(g)	29,459,907	1,406,993
Citigroup Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 2.48% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(c)	1,091,379	1,139,751
CNH Equipment Trust,
Series 2017-C, Class B, 2.54%, 05/15/2025	960,000	968,071
Series 2019-A, Class A4, 3.22%, 01/15/2026	1,910,000	1,988,858
COLT Mortgage Loan Trust,
Series 2020-1, Class A1, 2.49%, 02/25/2050(b)(f)	2,579,972	2,593,839
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(f)	1,757,593	1,768,154
COMM Mortgage Trust,
Series 2012-CR5, Class XA, IO, 1.51%, 12/10/2045(g)	11,378,227	184,801
Series 2013-CR6, Class AM, 3.15%, 03/10/2046(b)	2,945,000	3,023,253
Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	671,821	699,968
Series 2014-LC15, Class AM, 4.20%, 04/10/2047	2,865,000	3,089,679
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	5,720,000	6,184,720
Credit Suisse Mortgage Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(f)	1,355,327	1,358,098
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(f)	1,691,608	1,693,887
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	10,613,000	11,179,318
Principal Amount		Value

CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	$686,866	$525,858
Dell Equipment Finance Trust,
Series 2019-1, Class C, 3.14%, 03/22/2024(b)	5,330,000	5,387,675
Series 2019-2, Class D, 2.48%, 04/22/2025(b)	1,925,000	1,946,821
Drive Auto Receivables Trust,
Series 2017-1, Class D, 3.84%, 03/15/2023	490,621	492,295
Series 2018-1, Class D, 3.81%, 05/15/2024	883,919	893,107
Series 2018-2, Class D, 4.14%, 08/15/2024	2,176,276	2,217,980
Series 2018-3, Class D, 4.30%, 09/16/2024	2,516,252	2,568,531
Series 2018-5, Class C, 3.99%, 01/15/2025	1,756,095	1,776,164
Series 2019-1, Class C, 3.78%, 04/15/2025	2,594,331	2,615,328
DT Auto Owner Trust,
Series 2017-3A, Class E, 5.60%, 08/15/2024(b)	2,668,885	2,702,332
Series 2018-3A, Class C, 3.79%, 07/15/2024(b)	389,654	390,736
Ellington Financial Mortgage Trust,
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(f)	879,511	891,274
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(f)	759,515	758,351
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30%, 03/15/2024(b)	3,928,960	3,966,032
Extended Stay America Trust, Series 2021-ESH, Class B, 1.47% (1 mo. USD LIBOR + 1.38%), 07/15/2038(b)(c)	1,730,000	1,739,783
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A6, 0.74% (1 mo. USD LIBOR + 0.65%), 11/25/2035(c)	467,102	209,067
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A2, 0.69% (1 mo. USD LIBOR + 0.60%), 09/15/2024(c)	9,380,000	9,436,851
FREMF Mortgage Trust,
Series 2012-K23, Class C, 3.66%, 10/25/2045(b)(f)	680,000	699,011
Series 2013-K25, Class C, 3.62%, 11/25/2045(b)(f)	605,000	624,396
Series 2013-K26, Class C, 3.60%, 12/25/2045(b)(f)	1,165,000	1,205,540
Series 2013-K27, Class C, 3.50%, 01/25/2046(b)(f)	650,000	673,546
Series 2013-K28, Class C, 3.49%, 06/25/2046(b)(f)	2,580,000	2,685,332
Series 2015-K44, Class B, 3.68%, 01/25/2048(b)(f)	1,175,000	1,272,805
Series 2017-K62, Class B, 3.87%, 01/25/2050(b)(f)	1,040,000	1,160,781
Series 2017-K724, Class B, 5.26%, 12/25/2049(b)(f)	780,000	824,647
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value

GoldenTree Loan Management US CLO 1 Ltd., Series 2021-9A, Class A, 1.20% (3 mo. USD LIBOR + 1.07%), 01/20/2033(b)(c)	$1,712,000	$1,715,989
GS Mortgage Securities Trust,
Series 2012-GC6, Class A3, 3.48%, 01/10/2045	373,009	373,178
Series 2012-GC6, Class AS, 4.95%, 01/10/2045(b)	1,666,000	1,682,724
Series 2013-GC16, Class AS, 4.65%, 11/10/2046	974,215	1,047,703
Series 2013-GCJ12, Class AAB, 2.68%, 06/10/2046	171,586	173,893
Series 2014-GC18, Class AAB, 3.65%, 01/10/2047	667,260	689,532
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	3,780,000	3,954,055
GSR Mortgage Loan Trust, Series 2005-AR, Class 6A1, 3.07%, 07/25/2035(f)	95,509	99,266
Hertz Vehicle Financing III L.P.,
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	1,322,000	1,342,714
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	705,000	717,248
Hertz Vehicle Financing LLC,
Series 2021-1A, Class A, 1.21%, 12/26/2025(b)	978,000	986,091
Series 2021-1A, Class B, 1.56%, 12/26/2025(b)	432,000	435,345
HomeBanc Mortgage Trust, Series 2005-3, Class A2, 0.40% (1 mo. USD LIBOR + 0.62%), 07/25/2035(c)	19,249	19,293
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-C16, Class AS, 4.52%, 12/15/2046	3,490,000	3,765,511
Series 2013-LC11, Class AS, 3.22%, 04/15/2046	1,722,000	1,784,046
Series 2014-C20, Class AS, 4.04%, 07/15/2047	3,950,000	4,244,681
Series 2016-JP3, Class A2, 2.43%, 08/15/2049	1,628,148	1,630,201
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 2.57%, 07/25/2035(f)	373,356	381,969
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class AS, 4.07%, 11/15/2047	6,036,000	6,537,992
Series 2015-C27, Class XA, IO, 1.15%, 02/15/2048(g)	33,346,260	1,144,734
Series 2015-C28, Class AS, 3.53%, 10/15/2048	3,400,000	3,635,504
LB Commercial Conduit Mortgage Trust, Series 1998-C1, Class IO, 0.92%, 02/18/2030(g)	20,917	1
Lehman Structured Securities Corp., Series 2002-GE1, Class A, 0.00%, 07/26/2024(b)(f)	9,341	4,379
Principal Amount		Value

Life Mortgage Trust,
Series 2021-BMR, Class A, 0.79% (1 mo. USD LIBOR + 0.70%), 03/15/2038(b)(c)	$2,295,000	$2,301,197
Series 2021-BMR, Class B, 0.97% (1 mo. USD LIBOR + 0.88%), 03/15/2038(b)(c)	3,735,000	3,745,603
Series 2021-BMR, Class C, 1.19% (1 mo. USD LIBOR + 1.10%), 03/15/2038(b)(c)	1,570,000	1,575,518
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 1.28% (3 mo. USD LIBOR + 1.15%), 04/19/2033(b)(c)	10,755,000	10,757,213
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 0.80% (1 mo. USD LIBOR + 0.70%), 07/15/2038(b)(c)	1,945,000	1,948,996
Series 2021-STOR, Class B, 1.00% (1 mo. USD LIBOR + 0.90%), 07/15/2038(b)(c)	1,460,000	1,463,170
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class AS, 3.46%, 05/15/2046	6,222,000	6,460,179
Series 2014-C19, Class AS, 3.83%, 12/15/2047	5,035,000	5,433,765
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.78%, 12/15/2050(g)	13,106,885	534,770
Mortgage-Linked Amortizing Notes, Series 2012-1, Class A10, 2.06%, 01/15/2022	1,543,514	1,556,136
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 1.15% (3 mo. USD LIBOR + 1.02%), 04/19/2030(b)(c)	5,054,000	5,057,954
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, 1.19% (3 mo. USD LIBOR + 1.06%), 04/16/2033(b)(c)	3,402,000	3,411,811
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1A, 1.39% (3 mo. USD LIBOR + 1.26%), 07/15/2030(b)(c)	3,192,000	3,193,653
Series 2020-8RA, Class A1, 1.35% (3 mo. USD LIBOR + 1.22%), 01/17/2032(b)(c)	6,027,000	6,030,480
Octagon Investment Partners 31 LLC, Series 2017-1A, Class AR, 1.18% (3 mo. USD LIBOR + 1.05%), 07/20/2030(b)(c)	5,500,000	5,505,814
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class A1, 1.35% (3 mo. USD LIBOR + 1.22%), 01/15/2033(b)(c)	5,507,000	5,512,967
OHA Loan Funding Ltd., Series 2016-1A, Class AR, 1.39% (3 mo. USD LIBOR + 1.26%), 01/20/2033(b)(c)	5,076,061	5,088,520
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(b)	1,965,000	1,997,603
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value

Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, 04/17/2037(b)	$6,825,000	$6,937,198
RBSSP Resecuritization Trust, Series 2010-1, Class 2A1, 2.24%, 07/26/2045(b)(f)	13,626	13,690
Residential Accredit Loans, Inc. Trust,
Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	68,566	65,676
Series 2007-QS6, Class A28, 5.75%, 04/25/2037	327,842	318,745
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 02/25/2024(b)(f)	1,511,152	1,529,691
Santander Drive Auto Receivables Trust,
Series 2017-2, Class D, 3.49%, 07/17/2023	781,889	782,927
Series 2017-3, Class D, 3.20%, 11/15/2023	2,168,482	2,186,025
Series 2018-1, Class D, 3.32%, 03/15/2024	1,265,923	1,278,594
Series 2018-2, Class D, 3.88%, 02/15/2024	2,663,636	2,706,531
Series 2018-5, Class C, 3.81%, 12/16/2024	221,664	221,926
Series 2019-2, Class D, 3.22%, 07/15/2025	3,210,000	3,313,809
Series 2019-3, Class D, 2.68%, 10/15/2025	2,805,000	2,876,922
Santander Retail Auto Lease Trust, Series 2019-A, Class C, 3.30%, 05/22/2023(b)	5,160,000	5,232,222
Sonic Capital LLC,
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	1,860,000	1,860,000
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	1,820,000	1,820,000
Star Trust,
Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(f)	4,405,403	4,423,172
Series 2021-SFR1, Class A, 0.69% (1 mo. USD LIBOR + 0.60%), 04/17/2038(b)(c)	11,612,368	11,618,164
Starwood Mortgage Residential Trust, Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(f)	1,934,971	1,960,565
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, 1.42% (3 mo. USD LIBOR + 1.29%), 04/18/2033(b)(c)	3,000,000	3,013,161
Textainer Marine Containers Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	5,056,812	5,173,526
TICP CLO XV Ltd., Series 2020-15A, Class A, 1.41% (3 mo. USD LIBOR + 1.28%), 04/20/2033(b)(c)	4,685,000	4,701,344
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	4,613,389	4,601,906
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 0.99%, 11/15/2050(g)	19,734,304	856,591
Principal Amount		Value

Verus Securitization Trust,
Series 2020-1, Class A1, 2.42%, 01/25/2060(b)(h)	$3,604,126	$3,661,537
Series 2020-1, Class A2, 2.64%, 01/25/2060(b)(h)	1,733,386	1,761,390
Series 2020-INV1, Class A1, 0.33%, 03/25/2060(b)(f)	809,885	816,173
Series 2021-1, Class A1B, 1.32%, 01/25/2066(b)(f)	1,828,409	1,832,829
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(f)	3,620,273	3,624,308
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	2,296,681	2,312,552
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 2.56%, 10/25/2033(f)	275,223	278,274
Series 2005-AR14, Class 1A4, 2.89%, 12/25/2035(f)	414,586	420,140
Series 2005-AR16, Class 1A1, 2.72%, 12/25/2035(f)	375,398	382,484
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS1, Class ASB, 2.93%, 05/15/2048	3,449,517	3,551,726
Series 2017-C42, Class XA, IO, 0.88%, 12/15/2050(g)	18,204,630	873,533
Westlake Automobile Receivables Trust, Series 2019-3A, Class C, 2.49%, 10/15/2024(b)	4,570,000	4,640,872
WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class AS, 3.49%, 06/15/2046	2,330,000	2,423,983
Series 2014-C20, Class AS, 4.18%, 05/15/2047	1,693,000	1,814,328
Series 2014-C25, Class AS, 3.98%, 11/15/2047	5,225,000	5,659,940
Series 2014-LC14, Class AS, 4.35%, 03/15/2047(f)	2,174,838	2,335,597
World Financial Network Credit Card Master Trust,
Series 2018-B, Class A, 3.46%, 07/15/2025	3,870,000	3,885,759
Series 2018-C, Class A, 3.55%, 08/15/2025	7,920,000	7,975,230
Series 2019-A, Class A, 3.14%, 12/15/2025	1,150,000	1,168,408
Series 2019-B, Class A, 2.49%, 04/15/2026	4,555,000	4,646,383
Series 2019-C, Class A, 2.21%, 07/15/2026	3,910,000	3,998,818
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	5,855,000	6,074,493
Total Asset-Backed Securities (Cost $381,342,876)		383,319,281
U.S. Treasury Securities–18.70%
U.S. Treasury Bonds–6.09%
2.25%, 05/15/2041	36,521,800	39,240,962
1.88%, 02/15/2051	80,009,800	79,465,983
		118,706,945
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
U.S. Treasury Notes–12.61%
0.13%, 06/30/2023	$24,146,500	$24,129,994
0.38%, 07/15/2024	12,242,800	12,254,756
0.88%, 06/30/2026	95,770,200	96,645,599
1.25%, 06/30/2028	20,083,700	20,428,889
1.63%, 05/15/2031	88,934,700	92,207,219
		245,666,457
Total U.S. Treasury Securities (Cost $355,251,755)		364,373,402
U.S. Government Sponsored Agency Mortgage-Backed Securities–18.10%
Collateralized Mortgage Obligations–1.06%
Fannie Mae Interest STRIPS,
IO, 7.00%, 06/25/2023 to 04/25/2032(i)	975,095	201,193
7.50%, 10/25/2023 to 11/25/2029(i)	157,608	10,968
6.50%, 04/25/2029 to 02/25/2033(i)	1,551,232	277,550
6.50%, 02/25/2033(g)	16,501	2,918
6.00%, 06/25/2033 to 03/25/2036(i)	729,079	130,630
5.50%, 09/25/2033 to 06/25/2035(i)	1,544,961	261,539
5.50%, 05/25/2034(g)	239,507	39,103
6.00%, 09/25/2035(g)	304,036	52,706
Fannie Mae REMICs,
6.50%, 06/25/2023 to 10/25/2031	286,462	318,007
4.50%, 08/25/2025	46,562	47,936
5.50%, 12/25/2025 to 07/25/2046(i)	4,444,245	3,497,364
7.00%, 07/25/2026 to 04/25/2033(i)	606,211	123,674
4.00%, 08/25/2026 to 08/25/2047(i)	2,464,134	279,509
6.00%, 11/25/2028	100,614	113,574
7.50%, 12/25/2029	652,325	750,445
1.09% (1 mo. USD LIBOR + 1.00%), 07/25/2032(c)	81,143	83,057
0.49% (1 mo. USD LIBOR + 0.40%), 03/25/2033(c)	20,454	20,529
0.34% (1 mo. USD LIBOR + 0.25%), 08/25/2035(c)	80,191	80,417
23.87% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(c)	178,992	287,763
1.03% (1 mo. USD LIBOR + 0.94%), 06/25/2037(c)	105,263	106,057
1.50%, 01/25/2040	320,997	321,558
5.00%, 04/25/2040 to 09/25/2047(c)(i)	9,634,014	1,950,009
IO, 7.01% (7.10% - (1.00 x 1 mo. USD LIBOR)), 06/25/2023 to 11/25/2030(c)(i)	107,716	4,568
6.61% (6.70% - (1.00 x 1 mo. USD LIBOR)), 02/25/2024 to 05/25/2035(c)(i)	573,372	106,666
8.06% (8.15% - (1.00 x 1 mo. USD LIBOR)), 04/25/2027(c)(i)	79,775	12,199
3.00%, 11/25/2027(i)	1,867,663	105,953
	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
9.71% (9.80% - (1.00 x 1 mo. USD LIBOR)), 03/17/2031(c)(i)	$51	$4
7.66% (7.75% - (1.00 x 1 mo. USD LIBOR)), 07/25/2031 to 02/25/2032(c)(i)	73,475	14,474
7.76% (7.85% - (1.00 x 1 mo. USD LIBOR)), 11/18/2031(c)(i)	64,020	11,982
7.81% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/25/2031(c)(i)	152,224	29,623
7.16% (7.25% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(c)(i)	115,078	23,031
7.86% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032 to 07/25/2032(c)(i)	214,490	37,669
8.01% (8.10% - (1.00 x 1 mo. USD LIBOR)), 02/25/2032 to 03/25/2032(c)(i)	27,432	4,275
1.00% (8.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(c)(i)	193,442	4,772
6.91% (7.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032 to 09/25/2032(c)(i)	480,164	84,533
7.91% (8.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032 to 12/25/2032(c)(i)	376,253	80,182
7.91% (8.00% - (1.00 x 1 mo. USD LIBOR)), 12/18/2032(c)(i)	236,448	49,219
8.01% (8.10% - (1.00 x 1 mo. USD LIBOR)), 12/18/2032(c)(i)	70,947	13,820
8.11% (8.20% - (1.00 x 1 mo. USD LIBOR)), 01/25/2033(c)(i)	302,076	65,009
8.16% (8.25% - (1.00 x 1 mo. USD LIBOR)), 02/25/2033 to 05/25/2033(c)(i)	239,657	56,692
7.46% (7.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2033(c)(i)	259,577	57,510
6.66% (6.75% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035(c)(i)	104,820	17,709
6.51% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(c)(i)	366,212	56,667
3.50%, 08/25/2035(i)	5,402,225	663,597
6.01% (6.10% - (1.00 x 1 mo. USD LIBOR)), 10/25/2035(c)(i)	244,748	45,139
6.49% (6.58% - (1.00 x 1 mo. USD LIBOR)), 06/25/2036(c)(i)	17,158	3,363
5.96% (6.05% - (1.00 x 1 mo. USD LIBOR)), 07/25/2038(c)(i)	87,245	11,505
6.46% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(c)(i)	529,863	104,960
6.06% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(c)(i)	1,253,352	260,884
PO, 0.00%, 09/25/2023(j)	13,339	13,194
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC02, Class X1, IO, 1.91%, 03/25/2024(g)	$76,223,665	$658,031
Series KC03, Class X1, IO, 0.63%, 11/25/2024(g)	42,721,636	588,328
Series K734, Class X1, IO, 0.65%, 02/25/2026(g)	33,205,617	840,603
Series K735, Class X1, IO, 1.10%, 05/25/2026(g)	34,265,842	1,417,670
Series K093, Class X1, IO, 0.95%, 05/25/2029(g)	27,717,309	1,842,117
Freddie Mac REMICs,
1.50%, 07/15/2023	114,154	114,903
5.00%, 09/15/2023	105,027	108,495
1.14% (1 mo. USD LIBOR + 1.05%), 10/15/2023(c)	104,275	104,370
6.50%, 02/15/2028 to 06/15/2032	921,606	1,055,543
6.00%, 04/15/2029	58,393	65,752
0.99% (1 mo. USD LIBOR + 0.90%), 07/15/2031(c)	66,989	68,455
7.00%, 03/15/2032	230,858	273,888
3.50%, 05/15/2032	207,700	222,930
1.09% (1 mo. USD LIBOR + 1.00%), 06/15/2032(c)	249,599	255,506
24.41% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(c)	47,029	78,886
0.49% (1 mo. USD LIBOR + 0.40%), 09/15/2035(c)	144,770	146,185
4.00%, 04/15/2040 to 03/15/2045(i)	1,463,362	110,413
IO, 7.56% (7.65% - (1.00 x 1 mo. USD LIBOR)), 07/15/2026 to 03/15/2029(c)(i)	245,422	35,584
3.00%, 06/15/2027 to 05/15/2040(i)	6,291,775	368,132
2.50%, 05/15/2028(i)	1,227,612	65,812
7.61% (7.70% - (1.00 x 1 mo. USD LIBOR)), 03/15/2029(c)(i)	36,633	4,014
8.01% (8.10% - (1.00 x 1 mo. USD LIBOR)), 09/15/2029(c)(i)	11,074	1,799
7.66% (7.75% - (1.00 x 1 mo. USD LIBOR)), 01/15/2032(c)(i)	159,760	29,813
6.96% (7.05% - (1.00 x 1 mo. USD LIBOR)), 10/15/2033(c)(i)	311,455	56,625
6.61% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(c)(i)	306,294	50,235
6.66% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(c)(i)	256,203	39,901
6.63% (6.72% - (1.00 x 1 mo. USD LIBOR)), 05/15/2035(c)(i)	1,211,500	203,355
6.56% (6.65% - (1.00 x 1 mo. USD LIBOR)), 07/15/2035(c)(i)	341,851	83,908
6.91% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(c)(i)	120,257	23,826
5.91% (6.00% - (1.00 x 1 mo. USD LIBOR)), 04/15/2038(c)(i)	51,818	8,328
5.98% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(c)(i)	1,543,513	277,317
6.16% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(c)(i)	389,798	67,706
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
6.01% (6.10% - (1.00 x 1 mo. USD LIBOR)), 01/15/2044(c)(i)	$1,375,872	$192,112
Freddie Mac STRIPS,
IO, 7.00%, 04/01/2027(i)	103,133	12,844
3.00%, 12/15/2027(i)	2,452,235	148,099
3.27%, 12/15/2027(g)	638,270	33,993
6.50%, 02/01/2028(i)	12,104	1,625
7.50%, 12/15/2029(i)	28,589	5,179
6.00%, 12/15/2032(i)	88,746	13,604
PO, 0.00%, 06/01/2026(j)	12,436	12,092
		20,583,683
Federal Home Loan Mortgage Corp. (FHLMC)–0.10%
6.50%, 01/01/2022 to 04/01/2034	108,629	122,679
9.00%, 08/01/2022 to 05/01/2025	1,267	1,364
6.00%, 07/01/2024 to 11/01/2037	89,205	102,639
7.00%, 10/01/2031 to 10/01/2037	965,079	1,110,963
5.50%, 09/01/2039	576,945	671,054
		2,008,699
Federal National Mortgage Association (FNMA)–0.14%
6.50%, 12/01/2022 to 11/01/2031	723,629	814,364
8.50%, 07/01/2032	1,620	1,626
7.50%, 01/01/2033 to 08/01/2033	725,504	829,553
7.00%, 04/01/2033 to 04/01/2034	440,251	502,631
5.50%, 02/01/2035 to 05/01/2036	513,246	595,656
		2,743,830
Government National Mortgage Association (GNMA)–3.79%
ARM, 2.25%,(1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 07/20/2025 to 07/20/2027(c)	2,057	2,117
IO, 7.41% (7.50% - (1.00 x 1 mo. USD LIBOR)), 02/16/2032(c)(i)	49,921	173
6.46% (6.55% - (1.00 x 1 mo. USD LIBOR)), 04/16/2037(c)(i)	796,192	152,627
6.56% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(c)(i)	2,345,457	372,788
4.50%, 09/16/2047(i)	3,663,647	533,679
6.11% (6.20% - (1.00 x 1 mo. USD LIBOR)), 10/16/2047(c)(i)	3,233,731	602,880
TBA, 2.50%, 09/01/2051(k)	69,445,000	72,062,729
		73,726,993
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Uniform Mortgage-Backed Securities–13.01%
TBA, 2.00%, 09/01/2036 to 09/01/2051(k)	$84,360,000	$86,683,142
2.50%, 09/01/2051(k)	80,000,000	83,165,624
3.00%, 09/01/2051(k)	80,000,000	83,690,626
		253,539,392
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $353,859,124)		352,602,597
Shares
Preferred Stocks–0.64%
Asset Management & Custody Banks–0.13%
Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(d)	2,243,000	2,487,083
Diversified Banks–0.24%
JPMorgan Chase & Co., 3.60%, Series I, Pfd.(c)	4,653,000	4,676,367
Investment Banking & Brokerage–0.19%
Charles Schwab Corp. (The), 4.00%, Series H, Pfd.(d)	3,624,000	3,777,839
Other Diversified Financial Services–0.08%
Equitable Holdings, Inc., 4.95%, Series B, Pfd.(d)	1,502,000	1,633,425
Total Preferred Stocks (Cost $12,005,887)		12,574,714
Principal Amount
Municipal Obligations–0.48%
California State University,
Series 2021-B, Ref. RB, 2.72%, 11/01/2052	$1,725,000	1,729,371
Series 2021-B, Ref. RB, 2.94%, 11/01/2052	2,585,000	2,594,831
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020-C, Ref. RB, 3.03%, 08/15/2041	4,965,000	5,093,937
Total Municipal Obligations (Cost $9,275,000)		9,418,139

Agency Credit Risk Transfer Notes–0.31%
Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M2, 6.09% (1 mo. USD LIBOR + 6.00%), 09/25/2028(c)	2,449,843	2,575,868
Principal Amount		Value

Freddie Mac,
Series 2014-DN3, Class M3, STACR®, 4.09% (1 mo. USD LIBOR + 4.00%), 08/25/2024(c)	$1,064,738	$1,086,858
Series 2018-DNA2, Class M1, STACR®, 0.89% (1 mo. USD LIBOR + 0.80%), 12/25/2030(b)(c)	733,196	733,285
Series 2018-DNA3, Class M1, STACR®, 0.84% (1 mo. USD LIBOR + 0.75%), 09/25/2048(b)(c)	2,752	2,752
Series 2018-HQA2, Class M1, STACR®, 0.84% (1 mo. USD LIBOR + 0.75%), 10/25/2048(b)(c)	459,078	459,134
Series 2019-HRP1, Class M2, STACR®, 1.49% (1 mo. USD LIBOR + 1.40%), 02/25/2049(b)(c)	1,022,406	1,029,269
Series 2020-DNA5, Class M1, STACR®, 1.35% (30 Day Average SOFR + 1.30%), 10/25/2050(b)(c)	154,327	154,340
Total Agency Credit Risk Transfer Notes (Cost $6,164,763)		6,041,506
Shares
Money Market Funds–21.72%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(l)(m)	148,724,723	148,724,723
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(l)(m)	104,337,920	104,379,655
Invesco Treasury Portfolio, Institutional Class, 0.01%(l)(m)	169,971,111	169,971,111
Total Money Market Funds (Cost $423,077,972)		423,075,489
TOTAL INVESTMENTS IN SECURITIES–116.29% (Cost $2,225,686,711)		2,265,512,284
OTHER ASSETS LESS LIABILITIES—(16.29)%		(317,378,442)
NET ASSETS–100.00%		$1,948,133,842
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PO	– Principal Only
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $419,047,243, which represented 21.51% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2021.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2021.
(g)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2021.
(h)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(j)	Zero coupon bond issued at a discount.
(k)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(l)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$199,073,694	$138,012,800	$(188,361,771)	$-	$-	$148,724,723	$35,722
Invesco Liquid Assets Portfolio, Institutional Class	142,142,590	96,781,049	(134,544,121)	21,609	(21,472)	104,379,655	33,702
Invesco Treasury Portfolio, Institutional Class	227,512,792	157,728,914	(215,270,595)	-	-	169,971,111	16,368
Total	$568,729,076	$392,522,763	$(538,176,487)	$21,609	$(21,472)	$423,075,489	$85,792

(m)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	1,341	September-2021	$295,900,031	$(13,118)	$(13,118)
U.S. Treasury 5 Year Notes	1,244	September-2021	154,809,970	775,187	775,187
U.S. Treasury 10 Year Notes	608	September-2021	81,747,500	1,031,713	1,031,713
U.S. Treasury Ultra Bonds	100	September-2021	19,953,125	164,156	164,156
Subtotal—Long Futures Contracts				1,957,938	1,957,938
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Ultra Bonds	684	September-2021	$(102,771,000)	$(3,559,617)	$(3,559,617)
U.S. Treasury Long Bond	196	September-2021	(32,284,875)	(1,514,831)	(1,514,831)
Subtotal—Short Futures Contracts				(5,074,448)	(5,074,448)
Total Futures Contracts				$(3,116,510)	$(3,116,510)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$714,107,156	$—	$714,107,156
Asset-Backed Securities	—	383,319,281	—	383,319,281
U.S. Treasury Securities	—	364,373,402	—	364,373,402
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	352,602,597	—	352,602,597
Preferred Stocks	—	12,574,714	—	12,574,714
Municipal Obligations	—	9,418,139	—	9,418,139
Agency Credit Risk Transfer Notes	—	6,041,506	—	6,041,506
Money Market Funds	423,075,489	—	—	423,075,489
Total Investments in Securities	423,075,489	1,842,436,795	—	2,265,512,284
Other Investments - Assets*
Futures Contracts	1,971,056	—	—	1,971,056
Other Investments - Liabilities*
Futures Contracts	(5,087,566)	—	—	(5,087,566)
Total Other Investments	(3,116,510)	—	—	(3,116,510)
Total Investments	$419,958,979	$1,842,436,795	$—	$2,262,395,774

*	Unrealized appreciation (depreciation).
Invesco Core Bond Fund